Share capital and premium (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance (in shares)	93,232,920	92,674,085
Balance (in shares)	93,803,752	93,232,920
Kibali Jersey Limited [member] | Issued capital [member]
Balance (in shares)	5,000	5,000
Shares issued	0	0
Balance (in shares)	5,000	5,000